Miller Income Fund
Schedule of Investments
December 31, 2023 (Unaudited)

Security			Shares	Value
Common Stocks — 77.3%
Communication Services — 5.9%
Diversified Telecommunication Services — 5.9%
AT&T, Inc.			515,000	$8,641,700

Total Communication Services				8,641,700
Consumer Discretionary — 14.0%
Automobiles — 7.1%
Stellantis NV			449,000	10,470,680

Diversified Consumer Services — 2.1%
H&R Block, Inc.			63,000	3,047,310

Specialty Retail — 4.8%
Buckle Inc/The			150,000	7,128,000
Total Consumer Discretionary				20,645,990
Consumer Staples — 4.5%
Personal Care Products — 1.9%
Medifast, Inc.			42,100	2,829,962

Tobacco — 2.6%
British American Tobacco Plc			133,000	3,891,521
Total Consumer Staples				6,721,483
Diversified Financial Services — 5.5%
Financial Services — 5.5%
Jackson Financial, Inc., Class A			158,000	8,089,600

Total Diversified Financial Services				8,089,600
Energy — 1.7%
Oil, Gas & Consumable Fuels — 1.7%
Alliance Resource Partners LP			117,000	2,478,060
Total Energy				2,478,060
Financials — 16.3%
Banks — 6.1%
Sberbank of Russia PJSC (a)(b)			2,532,000	–
Western Alliance Bancorp			136,900	9,006,652
Total Banks				9,006,652

Miller Income Fund
Schedule of Investments
December 31, 2023 (Unaudited)

Security			Shares	Value
Consumer Finance — 10.2%
Bread Financial Holdings, Inc.			213,000	$7,016,220
OneMain Holdings, Inc.			162,000	7,970,400
Total Consumer Finance				14,986,620
Total Financials				23,993,272
Health Care — 4.5%
Pharmaceuticals — 4.5%
Viatris, Inc.			619,000	6,703,770
Total Health Care				6,703,770
Industrials — 8.4%
Commercial Services & Supplies — 1.7%
Quad/Graphics, Inc. (c)			472,800	2,562,576

Electrical Equipment — 2.4%
Encore Wire Corp.			16,000	3,417,600

Professional Services — 3.9%
Public Policy Holding Co., Inc.			3,911,692	5,684,077

Trading Companies & Distributors — 0.4%
Boise Cascade Co.			5,000	646,800
Total Industrials				12,311,053
Materials — 1.2%
Construction Materials — 1.2%
HeidelbergCement AG			20,000	1,787,071

Metals & Mining — 0.0%
Alrosa PJSC (a)(b)			2,978,100	–
Total Materials				1,787,071
Real Estate — 15.3%
Commercial Services & Supplies — 2.2%
GEO Group Inc/The (c)			300,000	3,249,000

Diversified REITs — 5.0%
CTO Realty Growth, Inc.			428,900	7,432,837

Health Care REITs — 3.3%
Medical Properties Trust, Inc.			991,000	4,865,810

Real Estate Management & Development — 4.8%
Vonovia SE			225,650	7,109,479
Total Real Estate				22,657,126
Total Common Stocks (Cost — $116,256,799)				114,029,125

Miller Income Fund
Schedule of Investments
December 31, 2023 (Unaudited)

Security	Rate	Maturity Date	Principal Amount	Value
Convertible Bonds — 3.6%
Information Technology — 3.6%
Software — 3.6%
MicroStrategy, Inc.	0.750%	12/15/2025	3,100,000	$5,294,056
Total Information Technology				5,294,056
Total Convertible Bonds (Cost — $3,130,838)				5,294,056

Corporate Bonds — 18.9%
Communication Services — 1.9%
Radio and Television Broadcasting — 1.9%
iHeartCommunications, Inc.	8.375%	5/1/2027	4,200,000	2,740,500
Total Communication Services				2,740,500
Consumer Discretionary — 1.6%
Specialty Retail — 1.6%
Carvana Co. (d)	10.250%	5/1/2030	3,000,000	2,340,000
Total Consumer Discretionary				2,340,000
Health Care — 4.6%
Pharmaceuticals — 4.6%
Cannabist Co. Holdings, Inc.	9.500%	2/3/2026	8,000,000	6,760,000
Total Health Care				6,760,000
Industrials — 9.3%
Commercial Services & Supplies — 9.3%
GEO Group Inc/The	10.500%	6/30/2028	8,291,000	8,441,274
Pitney Bowes, Inc. (d)	7.250%	3/15/2029	6,300,000	5,323,500
Total Commercial Services & Supplies				13,764,774
Total Industrials				13,764,774
Information — 1.5%
Gray Escrow II, Inc. (d)	5.375%	11/15/2031	3,000,000	2,287,500
Total Information				2,287,500
Total Corporate Bonds (Cost — $30,046,098)				27,892,774

Total Investments — 99.8% (Cost — $149,433,735)				147,215,955
Other Assets in Excess of Liabilities — 0.2%				368,951
Total Net Assets — 100.0%				$147,584,906

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI & S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Accompanying Notes are an Integral Part of these Financial Statements.

Miller Income Fund
Schedule of Investments
December 31, 2023 (Unaudited)

Security			Shares	Value
Consumer Finance — 10.2%
Bread Financial Holdings, Inc.			213,000	$7,016,220
OneMain Holdings, Inc.			162,000	7,970,400
Total Consumer Finance				14,986,620
Total Financials				23,993,272
Health Care — 4.5%
Pharmaceuticals — 4.5%
Viatris, Inc.			619,000	6,703,770
Total Health Care				6,703,770
Industrials — 8.4%
Commercial Services & Supplies — 1.7%
Quad/Graphics, Inc. (c)			472,800	2,562,576

Electrical Equipment — 2.4%
Encore Wire Corp.			16,000	3,417,600

Professional Services — 3.9%
Public Policy Holding Co., Inc.			3,911,692	5,684,077

Trading Companies & Distributors — 0.4%
Boise Cascade Co.			5,000	646,800
Total Industrials				12,311,053
Materials — 1.2%
Construction Materials — 1.2%
HeidelbergCement AG			20,000	1,787,071

Metals & Mining — 0.0%
Alrosa PJSC (a)(b)			2,978,100	–
Total Materials				1,787,071
Real Estate — 15.3%
Commercial Services & Supplies — 2.2%
GEO Group Inc/The (c)			300,000	3,249,000

Diversified REITs — 5.0%
CTO Realty Growth, Inc.			428,900	7,432,837

Health Care REITs — 3.3%
Medical Properties Trust, Inc.			991,000	4,865,810

Real Estate Management & Development — 4.8%
Vonovia SE			225,650	7,109,479
Total Real Estate				22,657,126
Total Common Stocks (Cost — $116,256,799)				114,029,125

Miller Income Fund
Schedule of Investments
December 31, 2023 (Unaudited)

Security	Rate	Maturity Date	Principal Amount	Value
Convertible Bonds — 3.6%
Information Technology — 3.6%
Software — 3.6%
MicroStrategy, Inc.	0.750%	12/15/2025	3,100,000	$5,294,056
Total Information Technology				5,294,056
Total Convertible Bonds (Cost — $3,130,838)				5,294,056

Corporate Bonds — 18.9%
Communication Services — 1.9%
Radio and Television Broadcasting — 1.9%
iHeartCommunications, Inc.	8.375%	5/1/2027	4,200,000	2,740,500
Total Communication Services				2,740,500
Consumer Discretionary — 1.6%
Specialty Retail — 1.6%
Carvana Co. (d)	10.250%	5/1/2030	3,000,000	2,340,000
Total Consumer Discretionary				2,340,000
Health Care — 4.6%
Pharmaceuticals — 4.6%
Cannabist Co. Holdings, Inc.	9.500%	2/3/2026	8,000,000	6,760,000
Total Health Care				6,760,000
Industrials — 9.3%
Commercial Services & Supplies — 9.3%
GEO Group Inc/The	10.500%	6/30/2028	8,291,000	8,441,274
Pitney Bowes, Inc. (d)	7.250%	3/15/2029	6,300,000	5,323,500
Total Commercial Services & Supplies				13,764,774
Total Industrials				13,764,774
Information — 1.5%
Gray Escrow II, Inc. (d)	5.375%	11/15/2031	3,000,000	2,287,500
Total Information				2,287,500
Total Corporate Bonds (Cost — $30,046,098)				27,892,774

Total Investments — 99.8% (Cost — $149,433,735)				147,215,955
Other Assets in Excess of Liabilities — 0.2%				368,951
Total Net Assets — 100.0%				$147,584,906

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI & S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Accompanying Notes are an Integral Part of these Financial Statements.

LP - Limited Partnership
PJSC - Public Joint-Stock Company
Plc - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Value determined using unobservable inputs.
(b)	Restricted security.
(c)	Non-income producing security.
(d)
Security was purchased to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At December 31, 2023, the value of these securities totaled $9,951,000 or 6.7% of net assets.

SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Debt Securities:  Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 2 of the fair value hierarchy.

Registered Investment Companies:  Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities:  Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board. Short-term debt securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2023:

Miller Income Fund

Description	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Investments
Common Stocks	$114,029,125	$–	$–	$114,029,125
Convertible Bonds	–	5,294,056	–	5,294,056
Corporate Bonds	–	27,892,774	–	27,892,774
Total Long-Term Investments	114,029,125	33,186,830	–	147,215,955
Total Investments	$114,029,125	$33,186,830	$–	$147,215,955

See Schedule of Investments for additional detailed categorizations.